Stock-Based and Employee Savings Plans - Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding balance, beginning of period (in shares)	2,440
Assumed (in shares)	160
Exercised (in shares)	(1,370)
Forfeited/expired/canceled (in shares)	(47)
Outstanding balance, end of period (in shares)	1,183	2,440
Expected to vest (in shares)	293
Options exercisable (in shares)	863
Weighted Average Exercise Price
Outstanding balance, beginning of period (in usd per share)	$ 28.94
Granted (in usd per share)	20.24
Exercised (in usd per share)	29.28
Forfeited/expired/canceled (in usd per share)	28.07
Outstanding balance, end of period (in usd per share)	27.39	$ 28.94
Expected to vest, weighted average exercise price (in usd per share)	24.78
Options exercisable, weighted average exercise price (in usd per share)	$ 28.47
Outstanding balance, end of period, weighted average remaining contractual term (years)	4 years 5 months 12 days
Expected to vest, weighted average remaining contractual term (years)	5 years 3 months 18 days
Options exercisable, weighted average remaining contractual term (years)	4 years 1 month 9 days
Outstanding balance, end of period, aggregate intrinsic value	$ 67,311
Expected to vest, aggregate intrinsic value	17,414
Options exercisable, aggregate intrinsic value	$ 48,203
Weighted average grant date fair value of options granted to employees (in usd per share)	$ 72.02	$ 49.47	$ 8.79
Aggregate intrinsic value of options exercised	$ 71,000	$ 53,000	$ 31,000
Options in-the-money (in shares)	1,200